Exceptional items (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Exceptional items
Compensation paid for loss of office	£ (19,599,000)
Football League pension scheme deficit (note 26)		£ (1,917,000)
Impairment reversal/(charge) - registrations (note 15)			£ 4,753,000	£ (6,693,000)
Total exceptional items	£ (19,599,000)	£ (1,917,000)	£ 4,753,000